Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS MONEY MARKET TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATIONDWS Government Money Market SeriesDWS Government Cash Management FundThe link institutional.dws.com/us/en-us/institutional/capabilities/liquidity-management.html that is noted in each fund's prospectuses and Statement of Additional Information is hereby updated to dws.com/en-us/capabilities/liquidity-management/.Please Retain This Supplement for Future Reference
DWS Government Cash Management Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATIONDWS Government Money Market SeriesDWS Government Cash Management FundThe link institutional.dws.com/us/en-us/institutional/capabilities/liquidity-management.html that is noted in each fund's prospectuses and Statement of Additional Information is hereby updated to dws.com/en-us/capabilities/liquidity-management/.Please Retain This Supplement for Future Reference
DWS Government Money Market Series
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATIONDWS Government Money Market SeriesDWS Government Cash Management FundThe link institutional.dws.com/us/en-us/institutional/capabilities/liquidity-management.html that is noted in each fund's prospectuses and Statement of Additional Information is hereby updated to dws.com/en-us/capabilities/liquidity-management/.Please Retain This Supplement for Future Reference